Loans and Allowance for Loan Losses - Balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method (Details 1) (Loans Receivable, USD $)
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Balance, beginning of year	$ 3,406,434	$ 3,339,464
Provision charged to expense	240,000	170,000
Losses charged off	(704,388)	(292,325)
Recoveries	14,218	189,295
Balance, end of year	2,956,264	3,406,434
Ending balance: individually evaluated for impairment	695,507	882,423
Ending balance: collectively evaluated for impairment	2,260,757	2,524,011
Loans:
Ending balance	187,684,292	184,054,541
Ending balance: individually evaluated for impairment	3,959,047	2,929,969
Ending balance: collectively evaluated for impairment	183,725,245	181,124,572
1-4 family
Allowance for loan losses:
Balance, beginning of year	856,144	741,029
Provision charged to expense	241,875	261,492
Losses charged off	(100,319)	(162,448)
Recoveries	1,560	16,071
Balance, end of year	999,260	856,144
Ending balance: individually evaluated for impairment	183,196
Ending balance: collectively evaluated for impairment	816,064	856,144
Loans:
Ending balance	44,561,089	44,286,657
Ending balance: individually evaluated for impairment	713,962	563,524
Ending balance: collectively evaluated for impairment	43,847,127	43,723,133
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	745,760	828,873
Provision charged to expense	392,009	(218,949)
Losses charged off	(287,474)
Recoveries	5,168	135,836
Balance, end of year	855,463	745,760
Ending balance: individually evaluated for impairment	348,240	248,857
Ending balance: collectively evaluated for impairment	507,223	496,903
Loans:
Ending balance	40,474,855	38,920,692
Ending balance: individually evaluated for impairment	1,690,251	1,531,078
Ending balance: collectively evaluated for impairment	38,784,604	37,389,614
Agricultural Real Estate
Allowance for loan losses:
Balance, beginning of year	175,028	149,568
Provision charged to expense	20,518	25,460
Losses charged off
Recoveries
Balance, end of year	195,546	175,028
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	195,546	175,028
Loans:
Ending balance	40,119,130	35,005,662
Ending balance: individually evaluated for impairment	1,009,889
Ending balance: collectively evaluated for impairment	39,109,241	35,005,662
Commercial
Allowance for loan losses:
Balance, beginning of year	1,034,189	934,251
Provision charged to expense	(327,057)	92,597
Losses charged off	(285,411)
Recoveries	88	7,341
Balance, end of year	421,809	1,034,189
Ending balance: individually evaluated for impairment	154,089	622,730
Ending balance: collectively evaluated for impairment	267,720	411,459
Loans:
Ending balance	26,813,880	29,946,928
Ending balance: individually evaluated for impairment	240,805	662,730
Ending balance: collectively evaluated for impairment	26,573,075	29,284,198
Agricultural
Allowance for loan losses:
Balance, beginning of year	52,798	43,930
Provision charged to expense	5,136	8,868
Losses charged off
Recoveries
Balance, end of year	57,934	52,798
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	57,934	52,798
Loans:
Ending balance	11,844,973	10,559,593
Ending balance: individually evaluated for impairment	258,140
Ending balance: collectively evaluated for impairment	11,586,833	10,559,593
Home equity
Allowance for loan losses:
Balance, beginning of year	201,993	328,996
Provision charged to expense	5,887	(78,628)
Losses charged off	(5,403)	(63,410)
Recoveries	3,100	15,035
Balance, end of year	205,577	201,993
Ending balance: individually evaluated for impairment	9,982
Ending balance: collectively evaluated for impairment	195,595	201,993
Loans:
Ending balance	11,283,264	11,729,112
Ending balance: individually evaluated for impairment	37,531	71,548
Ending balance: collectively evaluated for impairment	11,245,733	11,657,564
Consumer
Allowance for loan losses:
Balance, beginning of year	184,848	151,474
Provision charged to expense	3,950	84,829
Losses charged off	(25,781)	(66,467)
Recoveries	4,302	15,012
Balance, end of year	167,319	184,848
Ending balance: individually evaluated for impairment		10,836
Ending balance: collectively evaluated for impairment	167,319	174,012
Loans:
Ending balance	12,587,101	13,605,897
Ending balance: individually evaluated for impairment	8,469	101,089
Ending balance: collectively evaluated for impairment	12,578,632	13,504,808
Unallocated
Allowance for loan losses:
Balance, beginning of year	155,674	161,343
Provision charged to expense	(102,318)	(5,669)
Losses charged off
Recoveries
Balance, end of year	53,356	155,674
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	53,356	155,674
Loans:
Ending balance
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment